Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives
The summary of actual movements in the fair value of the hedged items attributable to the hedged risk

	2018			2017
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,426	36,545	38,230	3,425	39,211	41,681
Interest rate contracts	10,536	96,410	90,444	12,016	120,945	112,160
Credit derivatives	16	346	208	38	531	558
Equity and commodity contracts	1	48	15	3	156	107
		133,349	128,897		160,843	154,506

The schedule of derivatives held for hedging purposes

		2018		2017
	Notional	Assets	Liabilities	Assets	Liabilities
	£bn	£m	£m	£m	£m
Fair value hedging
Interest rate contracts	60.0	965	2,061	904	2,211

Cash flow hedging
Interest rate contracts	149.7	1,148	872	1,989	1,295
Exchange rate contacts	12.5	106	—	63	37

Net investment hedging
Exchange rate contracts	2.0	32	10	11	28
	224.2	2,251	2,943	2,967	3,571

The schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
Fair value hedging	—	—	—	—	—	—	—	—
Hedging assets - Interest rate risk (£bn)	1.0	1.8	11.0	4.9	7.8	3.7	3.8	34.0
Hedging liabilities - Interest rate risk (£bn)	—	2.0	7.5	10.0	4.6	1.9	—	26.0

Cash flow hedging	—	—	—	—	—	—	—	—
Hedging assets	—	—	—	—	—	—	—	—
Interest rate risk (£bn)	3.9	10.9	47.8	8.7	10.5	—	—	81.8
Average fixed interest rate	1.87	1.44	1.13	2.00	1.43	—	—	1.33
Hedging liabilities
Interest rate risk (£bn)	8.6	18.9	34.1	5.1	0.4	0.8	—	67.9
Average fixed interest rate	0.54	0.56	1.07	1.34	3.96	4.31	—	0.94
Exchange rate risk (£bn)	—	—	5.8	4.7	2.0	—	—	12.5
Average USD - £ rate	—	—	1.32	1.37	1.50	—	—	1.37

Net investment hedging
Exchange rate risk (£bn)	1.2	0.6	0.2	—	—	—	—	2.0
Principal currency hedges
Average SAR - £ rate	4.80	4.83	4.82	—	—	—	—	4.81
Average CHF - £ rate	1.22	1.23	1.18	—	—	—	—	1.21

The schedule of assets and liabilities subject to hedging derivatives

			Impact on hedged
	Carrying value (CV)	Impact on hedged	items ceased to be
	of hedged assets and liabilities	items included in CV	adjusted for hedging gains or losses
2018	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,197	875	91
Other financial assets - securities	31,879	362	10
Total	38,076	1,237	101

Other financial liabilities - debt securities in issue	23,289	(19)	—
Subordinated liabilities	2,359	22	—
Total	25,648	3	—

Fair value hedging - exchange rate
Other financial assets - securities	3	—	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	81,880	—	—

Bank and customer deposits	67,854	—	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	5,590	—	—
Subordinates liabilities	6,902	—	—
Total	12,492	—	—

Summary of hedge ineffectiveness recognized in other operating income

	2018	2017	2016
	£m	£m	£m
Fair value hedging
Gains/(losses) on the hedged items attributable to the hedged risk	54	(48)	1,146
(Losses)/gains on the hedging instruments	(7)	78	(1,117)
Fair value hedging ineffectiveness	47	30	29
Cash flow hedging ineffectiveness	(112)	9	(29)
Total	(65)	39	—